Dunham Large Cap Value Fund
Dunham Large Cap Value Fund
Investment Objective:
The Fund seeks to maximize total return from capital appreciation and dividends.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 93 of the Fund's Prospectus and in How to Buy and Sell Shares on page 91 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - {Dunham Large Cap Value Fund} - Dunham Large Cap Value Fund	Class A	Class C	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	0.75%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - {Dunham Large Cap Value Fund} Calc - Dunham Large Cap Value Fund		Class A	Class C	Class N
Management Fees	[1]	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.30%	0.30%	0.30%
Total Annual Fund Operating Expenses		1.50%	2.25%	1.25%
[1]	Management Fees have been restated to reflect a new Sub-Advisory agreement that is effective July 1, 2015. The Management fees assume the Sub-Adviser's base fee. Actual Sub-Advisory fees may be higher or lower depending on Fund performance. The new Sub-Advisory fee is a fulcrum fee with a base or fulcrum of 30 bps (0.30%) and can range from 0.10% to 0.50%, depending on the effect of performance fees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example- {Dunham Large Cap Value Fund} - Dunham Large Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	719	1,022	1,346	2,263
Class C	228	703	1,205	2,585
Class N	127	397	686	1,511

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 101% of the average value of its portfolio.

Principal Investment Strategies:

The Fund's Sub-Adviser seeks to achieve the Fund's investment objective by investing primarily in value-oriented, large capitalization or "large cap" common stocks of companies traded on U.S. stock exchanges or in the over-the-counter market. Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in the common stock of large cap companies. The Fund defines large capitalization companies as those companies whose market capitalizations are equal to or greater than the smallest company in the Russell 1000® Value Index during the most recent 12-month period. For the most recent annual reconstitution published as of June 30, 2015, the market capitalization range of companies in the Russell 1000® Index was approximately $1.6 billion to $357 billion, which range will vary daily. The Sub-Adviser focuses on large capitalization value stocks it believes are statistically undervalued while exhibiting attractive earnings dynamics. In general, the Sub-Adviser buys securities that it believes are undervalued and have better than average valuation as measured by statistics such as price to earnings or price to book ratios, and sells them when they become fully valued or more compelling investments are available.

The Fund may also engage in securities lending.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will strive to meet its investment objective, there is no assurance that it will do so. Many factors affect the Fund's net asset value and performance.

Large Cap Stock Risk – Because the investment focus of the Fund is on large cap stocks, the value of the Fund may be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio. The Sub-Adviser's judgments about the attractiveness, "value" and potential appreciation of securities may prove to be inaccurate and may not produce the desired results. The Sub-Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result. The successful use of hedging and risk management techniques may be adversely affected by imperfect correlation between movements in the price of the hedging vehicles and the securities being hedged.

Securities Lending Risk – The risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Stock Market Risk – Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund's investments may decline in value if the stock markets perform poorly.

Performance:

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund's Class A, Class C and Class N average annual returns compare with those of a broad measure of market performance. The Class A sales charge is reflected in the average annual total return table. Past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future. Performance prior to March 3, 2008 is the performance of a Predecessor Fund. Updated performance information is available at no cost by visiting www.dunham.com or by calling toll free (888) 3DUNHAM (338-6426).

Class N Shares Annual Total Return for Years Ended December 31

During the periods shown in the bar chart, the highest return for a quarter was 15.87% (quarter ended June 30, 2009) and the lowest return for a quarter was -21.09% (quarter ended December 31, 2008).
Dunham Large Cap Value Fund AVERAGE ANNUAL TOTAL RETURN For the periods ended December 31, 2015*
Average Annual Total Returns- {Dunham Large Cap Value Fund} - Dunham Large Cap Value Fund		1 Year	5 Years	10 Years [1]	Life of Fund		Inception Date
Class N		(2.33%)	9.23%	4.91%	5.59%	[2]	Dec. 10, 2004
Class N | return after taxes on distributions		(8.69%)	7.52%	3.86%	4.52%	[2]
Class N | return after taxes on distributions and sale of Fund shares		3.65%	7.17%	3.84%	4.43%	[2]
Class C		(3.32%)	8.13%	3.87%	4.55%	[2]	Dec. 10, 2004
Class A		(8.20%)	7.67%	none	3.16%	[2],[3]	Jan. 03, 2007
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)		(3.83%)	11.27%	6.16%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes) - As of December 10, 2004	[2],[3]				6.45%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes) - As of January 3, 2007	[2],[4]				4.54%
[1]	Includes performance prior to July 1, 2015 of the Fund's previous sub-adviser.
[2]	The Funds Class N and Class C shares commenced operations on December 10, 2004. The Funds Class A shares commenced operations on January 3, 2007.
[3]	As of December 10, 2004.
[4]	As of January 3, 2007.

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. After tax returns for Class C and Class A shares, which are not shown, will vary from those of Class N shares.